Related Party Transactions and Balances (Details) - Schedule of amount due from and due to related parties - Related Party Transactions and Balances [Member] - USD ($)		Sep. 30, 2022	Sep. 30, 2021
Related Party Transaction [Line Items]
Amount due from related parties - current		$ 9,418,674	$ 3,524,635
Amount due from related parties - non-current			310,395
Amount due to related parties		591,638	71,849
Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties - current	[1],[2]	3,829,335
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties - current	[2]	3,445,715	1,771,585
Amount due from related parties - non-current	[3]		310,395
Shenzhen Star Cycling Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties - current	[2]	1,072,945	310,395
Jiangsu Youdi Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties - current	[1],[2]	372,733
Jiangsu Xinzhongtian Suye Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties - current	[2]	452,048	678,600
Shuang Wu [Member]
Related Party Transaction [Line Items]
Amount due from related parties - current	[4]	214,441	163,448
Beijing Weiqi Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties - current	[1]	26,715	32,830
Jianhui Ye [Member]
Related Party Transaction [Line Items]
Amount due from related parties - current	[4]	4,742	2,010
Huajian Xu [Member]
Related Party Transaction [Line Items]
Amount due from related parties - current			265,357
Nanjing Mingfeng Technology Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties - current	[1],[2]		228,774
Amount due to related parties	[5]	82,717
Huiyan Xie [Member]
Related Party Transaction [Line Items]
Amount due from related parties - current	[4]		71,636
Amount due to related parties	[6]	477,335
Yan Fang [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[6]	30,672	70,840
Shenzhen Star Asset Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties		$ 914	$ 1,009	[5]

[1]	The balance mainly is loans with annual interest as stated in contracts to associates.
[2]	The balance mainly is prepayments for purchasing e-bicycle gears and e-bicycles.
[3]	The balance mainly represented the deposit for conducting original design manufacture (“ODM”) of e-bicycles and the deposit will be returned in one year
[4]	The balances mainly is advances made to the managements for the Company’s daily operational purposes.
[5]	The balances represented the payable for purchasing e-bicycles.
[6]	The balances mainly represented the expenses paid on behalf of the Company for daily operation.